LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Summary of lease cost and other disclosure

	2023	2022

Finance Lease Cost:
Amortization of Finance Lease Right-of-Use Assets	$293,159	$15,051
Interest on Lease Liabilities	159,411	14,577
Operating Lease Cost	2,440,654	1,479,305
Short-Term Lease Costs	1,149,276	933,424
Total Lease Expenses	$4,042,500	$2,442,357

	2023	2022
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Operating Cash Flows from Finance Leases	$147,525	$9,802
Operating Cash Flows from Operating Leases	$2,333,420	$1,446,649
Financing Cash Flows from Finance Leases	$284,221	$20,215

Non-Cash Additions to Right-of-Use Assets and Lease Liabilities:
Recognition of Right-of-Use Assets for Finance Leases	$1,909,842	$301,022
Recognition of Right-of-Use Assets for Operating Leases	$—	$8,614,907

Weighted-Average Remaining Lease Term (Years) - Finance Leases	4.00	3.00
Weighted-Average Remaining Lease Term (Years) - Operating Leases	7.00	7.00

Weighted-Average Discount Rate - Finance Leases	11.00%	20.40%
Weighted-Average Discount Rate - Operating Leases	11.46%	12.02%

Summary of future minimum operating lease payments under non-cancelable operating lease

	Operating Leases		Finance Leases
December 31:	Third Parties	Related Parties	Third Parties	Total
2024	$1,399,456	$979,393	$575,578	$2,954,427
2025	1,399,104	554,267	618,956	2,572,327
2026	1,372,745	570,895	483,475	2,427,115
2027	1,126,862	588,022	497,045	2,211,929
2028	537,353	605,663	187,959	1,330,975
Thereafter	1,600,852	2,320,941	—	3,921,793
Total Future Minimum Lease Payments	7,436,372	5,619,181	2,363,013	15,418,566
Less Imputed Interest	(2,132,007)	(1,767,106)	(456,585)	(4,355,698)
Present Value of Lease Liability	5,304,365	3,852,075	1,906,428	11,062,868
Less Current Portion of Lease Liability	(825,318)	(627,154)	(386,779)	(1,839,251)
Present Value of Lease Liability, Net of Current Portion	$4,479,047	$3,224,921	$1,519,649	$9,223,617

Summary of future minimum finanacial lease payments under non-cancelable financial lease

	Operating Leases		Finance Leases
December 31:	Third Parties	Related Parties	Third Parties	Total
2024	$1,399,456	$979,393	$575,578	$2,954,427
2025	1,399,104	554,267	618,956	2,572,327
2026	1,372,745	570,895	483,475	2,427,115
2027	1,126,862	588,022	497,045	2,211,929
2028	537,353	605,663	187,959	1,330,975
Thereafter	1,600,852	2,320,941	—	3,921,793
Total Future Minimum Lease Payments	7,436,372	5,619,181	2,363,013	15,418,566
Less Imputed Interest	(2,132,007)	(1,767,106)	(456,585)	(4,355,698)
Present Value of Lease Liability	5,304,365	3,852,075	1,906,428	11,062,868
Less Current Portion of Lease Liability	(825,318)	(627,154)	(386,779)	(1,839,251)
Present Value of Lease Liability, Net of Current Portion	$4,479,047	$3,224,921	$1,519,649	$9,223,617

Summary of future minimum total lease payments under non-cancelable total lease

	Operating Leases		Finance Leases
December 31:	Third Parties	Related Parties	Third Parties	Total
2024	$1,399,456	$979,393	$575,578	$2,954,427
2025	1,399,104	554,267	618,956	2,572,327
2026	1,372,745	570,895	483,475	2,427,115
2027	1,126,862	588,022	497,045	2,211,929
2028	537,353	605,663	187,959	1,330,975
Thereafter	1,600,852	2,320,941	—	3,921,793
Total Future Minimum Lease Payments	7,436,372	5,619,181	2,363,013	15,418,566
Less Imputed Interest	(2,132,007)	(1,767,106)	(456,585)	(4,355,698)
Present Value of Lease Liability	5,304,365	3,852,075	1,906,428	11,062,868
Less Current Portion of Lease Liability	(825,318)	(627,154)	(386,779)	(1,839,251)
Present Value of Lease Liability, Net of Current Portion	$4,479,047	$3,224,921	$1,519,649	$9,223,617